Subsequent Events (Details Narrative) - USD ($)								1 Months Ended			3 Months Ended				12 Months Ended
	Jul. 12, 2023	Feb. 17, 2023	Feb. 14, 2023	Jan. 30, 2023	Jan. 18, 2023	Jan. 10, 2023	Jan. 14, 2022	Aug. 31, 2023	Jul. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Number of shares issued, value										$ 300,000	$ 25,500	$ 544,200	$ 15,000	$ 300,000	$ 1,252,001	$ 718,113
Shares issued							575,558
Received deposits											$ 30,000
Common stock subscriptions shares											1,500,000
Common Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Common stock shares sold											8,940,000
Common stock value											$ 194,300
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued	2,162,770
Principal amount	$ 35,000
Accrued interest	1,948
Other fees	$ 900
Convertible loan									$ 153,000
Interest rate									8.00%
Maturity date									Jun. 30, 2024
Common stock shares sold								6,875,000	6,875,000
Common stock value								$ 137,500	$ 137,500
Subsequent Event [Member] | Common Stock [Member] | Tysadco Partners L L C [Member]
Subsequent Event [Line Items]
Number of shares issued			999,429	1,329,345	1,397,787	1,584,427
Share price			$ 0.0824	$ 0.038	$ 0.026	$ 0.025
Subsequent Event [Member] | Common Stock [Member] | Gary Rodney [Member]
Subsequent Event [Line Items]
Number of shares issued					6,250,000
Share price					$ 0.02
Subsequent Event [Member] | Common Stock [Member] | Ralph Hofmeier [Member]
Subsequent Event [Line Items]
Number of shares issued					702,523
Share price					$ 0.05
Subsequent Event [Member] | Common Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of shares issued		125,000	250,000
Share price		$ 0.10	$ 0.10
Number of shares issued, value		$ 12,500	$ 25,000